Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.7%
BB Seguridade Participacoes SA	868,028	$5,238,929
CCR SA	751,464	1,710,193
Cia. de Saneamento Basico do Estado de Sao Paulo	414,143	4,811,524
Petroleo Brasileiro SA	765,266	4,481,569
Telefonica Brasil SA	623,841	4,574,205
Tim SA	525,331	1,316,023
		22,132,443
Chile — 0.2%
Cencosud SA	877,489	1,304,655
Cia. Cervecerias Unidas SA	80,185	486,952
		1,791,607
China — 34.4%
360 DigiTech Inc.(a)	67,128	1,053,238
3SBio Inc.(b)	907,500	962,687
AAC Technologies Holdings Inc.(c)	449,500	1,033,552
Alibaba Group Holding Ltd.(c)	326,448	3,552,784
Autohome Inc., ADR	46,705	1,396,480
AviChina Industry & Technology Co. Ltd., Class H	507,000	239,307
Bank of Communications Co. Ltd., Class H	10,854,000	6,149,891
Baoshan Iron & Steel Co. Ltd., Class A	1,680,200	1,350,317
Beijing Enterprises Holdings Ltd.	313,000	995,473
Beijing Enterprises Water Group Ltd.	2,514,000	671,376
Beijing Tongrentang Co. Ltd., Class A	102,000	716,605
Bethel Automotive Safety Systems Co. Ltd.	13,500	162,522
BOC Aviation Ltd.(b)	129,100	1,022,268
Bosideng International Holdings Ltd.	2,024,000	1,008,487
BYD Electronic International Co. Ltd.	419,000	1,396,811
China Cinda Asset Management Co. Ltd., Class H	5,468,000	719,353
China CITIC Bank Corp. Ltd., Class H	10,717,000	4,765,449
China Coal Energy Co. Ltd., Class H	2,501,000	2,325,396
China Communications Services Corp. Ltd., Class H	1,482,000	510,893
China Construction Bank Corp., Class H	31,935,000	19,327,058
China Everbright Bank Co. Ltd., Class H	3,822,000	1,139,451
China Feihe Ltd.(b)	1,895,000	1,535,709
China Hongqiao Group Ltd.	2,893,500	2,734,544
China Lesso Group Holdings Ltd.	673,000	825,068
China Longyuan Power Group Corp. Ltd., Class H	4,008,000	4,943,093
China Medical System Holdings Ltd.	836,000	1,224,439
China Meheco Co. Ltd., Class A	67,400	160,885
China Meidong Auto Holdings Ltd.	356,000	677,592
China Merchants Port Holdings Co. Ltd.	854,000	1,246,524
China National Building Material Co. Ltd., Class H	4,804,000	4,283,449
China Oilfield Services Ltd., Class H	2,246,000	2,815,066
China Power International Development Ltd.	3,358,000	1,306,382
China Railway Group Ltd., Class H	4,803,000	2,711,047
China Resources Cement Holdings Ltd.	1,516,000	822,905
China Resources Pharmaceutical Group Ltd.(b)	974,000	798,059
China Resources Power Holdings Co. Ltd.	2,386,000	4,447,792
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	31,600	265,574
China Shenhua Energy Co. Ltd., Class H	4,046,500	12,541,932
China State Construction International Holdings Ltd.	1,250,000	1,509,415
China Taiping Insurance Holdings Co. Ltd.	891,400	912,347
China Tower Corp. Ltd., Class H(b)	54,972,000	5,945,361
China Traditional Chinese Medicine Holdings Co. Ltd.	1,718,000	861,375
Chinasoft International Ltd.	1,710,000	1,477,487
COSCO SHIPPING Holdings Co. Ltd., Class H	3,952,000	4,322,285
COSCO SHIPPING Ports Ltd.	1,154,000	876,200
Security	Shares	Value

China (continued)
CSPC Pharmaceutical Group Ltd.	5,216,000	$6,671,127
Daan Gene Co. Ltd., Class A	36,800	93,639
Dali Foods Group Co. Ltd.(b)	2,547,000	1,204,857
Daqo New Energy Corp., ADR(c)	37,191	2,116,540
Dongfeng Motor Group Co. Ltd., Class H	3,542,000	1,995,413
Dongyue Group Ltd.	908,000	1,016,617
Far East Horizon Ltd.	936,000	712,272
Fosun International Ltd.(a)	3,162,500	2,417,630
Fuyao Glass Industry Group Co. Ltd., Class H(b)	752,400	3,336,212
G-Bits Network Technology Xiamen Co. Ltd., Class A	3,300	153,672
Geely Automobile Holdings Ltd.(a)	1,302,000	1,945,726
GF Securities Co. Ltd., Class H	1,319,400	1,924,922
Greentown Service Group Co. Ltd.	374,000	258,299
Guanghui Energy Co. Ltd., Class A	488,500	741,785
Guangzhou Great Power Energy & Technology Co. Ltd.	7,200	77,881
Haitian International Holdings Ltd.	396,000	1,032,291
Hangzhou Binjiang Real Estate Group Co. Ltd.	36,600	58,174
Henan Shenhuo Coal & Power Co. Ltd.	83,700	199,318
Hengan International Group Co. Ltd.	396,500	1,827,645
Hesteel Co. Ltd., Class A	473,600	165,318
Hopson Development Holdings Ltd.	58,237	66,335
Huadong Medicine Co. Ltd., Class A	130,200	766,053
Huaxin Cement Co. Ltd., Class A	61,300	135,753
Huayu Automotive Systems Co. Ltd., Class A	234,600	619,794
Hubei Feilihua Quartz Glass Co. Ltd.	14,000	114,560
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	25,000	116,087
Huizhou Desay Sv Automotive Co. Ltd., Class A	41,300	654,258
Hunan Valin Steel Co. Ltd., Class A	257,020	176,851
Inner Mongolia Dian Tou Energy Corp. Ltd.	49,900	95,247
Inner Mongolia ERDOS Resources Co. Ltd.	52,940	122,250
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	599,800	359,281
Inner Mongolia Yitai Coal Co. Ltd., Class B	799,200	1,185,971
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	161,800	188,547
Jafron Biomedical Co. Ltd., Class A	21,300	95,732
Jiangsu Expressway Co. Ltd., Class H	1,464,000	1,318,884
Jiangsu Zhongtian Technology Co. Ltd., Class A	253,900	608,345
Jiangxi Copper Co. Ltd., Class H	1,327,000	1,942,395
Jiumaojiu International Holdings Ltd.(b)	451,000	1,131,693
Jizhong Energy Resources Co. Ltd.	157,800	157,480
JOYY Inc., ADR	28,988	882,974
Kingboard Holdings Ltd.	412,500	1,365,560
Kingboard Laminates Holdings Ltd.	580,500	612,936
Kunlun Energy Co. Ltd.	4,832,000	3,748,885
Lenovo Group Ltd.	9,024,000	7,706,909
Lepu Medical Technology Beijing Co. Ltd., Class A	67,100	215,685
Li Ning Co. Ltd.	1,899,000	15,261,308
Lufax Holding Ltd., ADR	850,350	1,581,651
Luxi Chemical Group Co. Ltd., Class A	85,200	161,293
Metallurgical Corp. of China Ltd., Class A	1,275,500	605,719
Minth Group Ltd.	468,000	1,273,746
New Oriental Education & Technology Group Inc.(c)	784,700	2,254,355
Nine Dragons Paper Holdings Ltd.	1,018,000	813,543
Ningbo Deye Technology Co. Ltd., NVS	14,800	767,468
Ningbo Tuopu Group Co. Ltd., Class A	82,000	796,047
North Industries Group Red Arrow Co. Ltd., Class A	62,300	191,300
Orient Overseas International Ltd.	164,000	3,116,218
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(c)	320,001	248,159
PetroChina Co. Ltd., Class H	12,640,000	5,751,601

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
PICC Property & Casualty Co. Ltd., Class H	8,555,000	$8,667,132
Pingdingshan Tianan Coal Mining Co. Ltd.	61,500	107,526
Sailun Group Co. Ltd., Class A	136,800	187,087
Sany Heavy Equipment International Holdings Co. Ltd.	686,000	734,231
Shaanxi Coal Industry Co. Ltd., Class A	707,300	2,036,478
Shan Xi Hua Yang Group New Energy Co. Ltd.	89,100	215,512
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	51,429	166,121
Shandong Weifang Rainbow Chemical Co. Ltd.	7,100	95,440
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,542,000	2,260,237
Shanghai Fudan Microelectronics Group Co. Ltd.	15,053	162,718
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	176,000	821,309
Shanghai International Port Group Co. Ltd., Class A	674,400	523,644
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	941,700	1,570,277
Shanxi Coking Coal Energy Group Co. Ltd., Class A	164,500	311,250
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	114,800	312,856
Shanxi Taigang Stainless Steel Co. Ltd., Class A	254,300	163,974
Shenzhen International Holdings Ltd.	892,000	826,371
Shenzhen Kstar Science & Technology Co. Ltd.	15,200	110,336
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	29,200	203,716
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	41,500	204,365
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	68,560	441,427
Sichuan Hebang Biotechnology Co. Ltd., Class A	393,800	178,640
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	45,200	152,123
Sinopharm Group Co. Ltd., Class H	1,664,000	3,947,691
Tencent Holdings Ltd.	355,200	13,432,348
Tingyi Cayman Islands Holding Corp.	2,354,000	3,850,076
Tongcheng Travel Holdings Ltd.(c)	757,600	1,649,535
Topsports International Holdings Ltd.(b)	1,153,000	740,388
TravelSky Technology Ltd., Class H	578,000	1,174,369
Uni-President China Holdings Ltd.	803,000	704,840
Vinda International Holdings Ltd.(a)	224,000	583,150
Vipshop Holdings Ltd., ADR(a)(c)	259,388	2,892,176
Want Want China Holdings Ltd.	5,743,000	3,898,367
Westone Information Industry Inc., Class A	37,700	189,905
Wuchan Zhongda Group Co. Ltd., Class A	231,900	150,318
Xiamen Faratronic Co. Ltd.	8,400	190,006
Xinjiang Zhongtai Chemical Co. Ltd., Class A	121,300	112,996
Xtep International Holdings Ltd.	817,000	939,088
Yadea Group Holdings Ltd.(b)	760,000	1,441,866
Yankuang Energy Group Co. Ltd., Class H	1,884,000	6,325,904
Yintai Gold Co. Ltd., Class A	103,300	209,636
YongXing Special Materials Technology Co. Ltd., Class A	15,400	233,231
Youngor Group Co. Ltd., Class A	206,400	189,606
YTO Express Group Co. Ltd., Class A	255,700	704,709
Yuexiu Property Co. Ltd.	864,400	1,097,089
Yum China Holdings Inc.	151,586	8,355,420
Zangge Mining Co. Ltd.	117,600	519,562
Zhaojin Mining Industry Co. Ltd., Class H(c)	728,000	806,202
Zhejiang Expressway Co. Ltd., Class H	844,000	630,266
Zhejiang Juhua Co. Ltd., Class A	102,000	245,187
Zhejiang Weixing New Building Materials Co. Ltd., Class A	52,900	163,718
Zhongsheng Group Holdings Ltd.	686,500	3,541,525
Zhuzhou CRRC Times Electric Co. Ltd., NVS	52,200	416,971
Zhuzhou CRRC Times Electric Co. Ltd.	656,700	3,051,184
Zhuzhou Kibing Group Co. Ltd., Class A	120,000	169,780
		277,914,018
Security	Shares	Value

Egypt — 0.0%
Eastern Co. SAE	650,075	$341,601

Greece — 0.1%
JUMBO SA	71,706	1,145,218

Hungary — 0.5%
MOL Hungarian Oil & Gas PLC.	254,030	1,839,026
Richter Gedeon Nyrt	86,667	1,864,413
		3,703,439
India — 19.6%
ACC Ltd.	46,573	1,471,683
Adani Enterprises Ltd.	347,414	16,803,316
Adani Power Ltd.(c)	67,298	276,387
Adani Total Gas Ltd.	340,953	15,348,329
Ambuja Cements Ltd.	369,342	2,602,916
Aurobindo Pharma Ltd.	163,482	944,492
Balkrishna Industries Ltd.	47,944	1,207,546
Bharat Electronics Ltd.	2,266,104	2,943,052
Cipla Ltd.	579,638	8,154,732
Colgate-Palmolive India Ltd.	75,886	1,521,996
Container Corp. of India Ltd.	169,999	1,620,945
Dr. Reddy’s Laboratories Ltd.	139,463	7,712,573
GAIL India Ltd.	2,853,685	3,345,299
HCL Technologies Ltd.	1,278,920	17,752,141
Hero MotoCorp Ltd.	68,142	2,396,961
Hindalco Industries Ltd.	1,671,952	9,379,773
ITC Ltd.	201,149	842,639
Jindal Steel & Power Ltd.	252,990	1,664,362
Jubilant Foodworks Ltd.	244,965	1,658,941
Larsen & Toubro Infotech Ltd.(b)	39,344	2,366,545
Larsen & Toubro Infotech Ltd., NVS	31,546	1,874,325
Marico Ltd.	320,302	1,999,371
Mphasis Ltd.	52,485	1,315,394
MRF Ltd.	1,183	1,364,765
NTPC Ltd.	3,856,945	8,172,235
Oil & Natural Gas Corp. Ltd.	2,396,778	4,199,539
Page Industries Ltd.	3,804	2,222,924
Shriram Transport Finance Co. Ltd.	117,409	1,954,271
SRF Ltd.	91,893	2,683,782
Sun Pharmaceutical Industries Ltd.	575,278	7,418,260
Tata Elxsi Ltd.	21,237	1,851,521
Tata Steel Ltd.	6,602,654	8,837,983
Tech Mahindra Ltd.	723,878	9,660,052
Tube Investments of India Ltd.	37,411	1,273,131
Vedanta Ltd.	921,895	3,485,180
		158,327,361
Indonesia — 2.3%
Adaro Energy Indonesia Tbk PT	17,848,700	4,417,043
Astra International Tbk PT	7,316,900	2,830,900
Gudang Garam Tbk PT	11,000	13,950
Indah Kiat Pulp & Paper Tbk PT	1,696,100	1,084,185
Indofood Sukses Makmur Tbk PT	2,722,000	1,117,733
Kalbe Farma Tbk PT	13,078,600	1,720,923
Sumber Alfaria Trijaya Tbk PT	10,298,400	2,030,489
Unilever Indonesia Tbk PT	9,461,500	2,891,890
United Tractors Tbk PT	1,040,700	2,046,996
		18,154,109
Kuwait — 0.8%
Mabanee Co. KPSC	384,934	1,108,865

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Kuwait (continued)
Mobile Telecommunications Co. KSCP	2,588,177	$4,953,973
		6,062,838
Malaysia — 0.1%
Sime Darby Bhd	1,688,900	819,301

Mexico — 0.9%
Banco del Bajio SA(b)	425,100	1,418,910
Grupo Carso SAB de CV, Series A1	558,100	2,410,411
Grupo Financiero Inbursa SAB de CV, Class O(a)(c)	1,002,900	1,862,439
Grupo Televisa SAB, CPO	1,490,300	1,636,750
		7,328,510
Netherlands — 0.1%
Pepco Group NV(b)(c)	89,128	816,340

Philippines — 0.1%
Metropolitan Bank & Trust Co.	1,059,610	1,079,725

Poland — 0.5%
Cyfrowy Polsat SA	158,613	665,022
KGHM Polska Miedz SA	90,546	2,396,900
PGE Polska Grupa Energetyczna SA(c)	556,459	813,478
		3,875,400
Qatar — 0.3%
Barwa Real Estate Co.	1,126,854	1,016,709
Qatar Electricity & Water Co. QSC	272,809	1,254,900
		2,271,609
Russia — 0.0%
Inter RAO UES PJSC(d)	41,455,000	6,793
PhosAgro PJSC(d)	51,000	8
PhosAgro PJSC, New(d)	986	10
TCS Group Holding PLC, GDR(c)(d)(e)	135,475	22
United Co. RUSAL International PJSC(c)(d)	3,441,260	564
		7,397
Saudi Arabia — 8.4%
Advanced Petrochemical Co.	78,991	880,086
Arab National Bank	744,024	6,879,269
Arabian Internet & Communications Services Co.	14,136	927,296
Bank AlBilad(c)	607,620	8,419,799
Banque Saudi Fransi	732,399	8,396,289
Bupa Arabia for Cooperative Insurance Co.	37,201	1,763,162
Dallah Healthcare Co.	10,696	493,935
Dr Sulaiman Al Habib Medical Services Group Co.	108,503	6,723,870
Elm Co.	14,880	1,314,429
Etihad Etisalat Co.	233,934	2,271,355
Jarir Marketing Co.	36,457	1,609,316
Mouwasat Medical Services Co.	30,381	1,536,172
Nahdi Medical Co.	22,971	1,161,000
Reinet Investments SCA	85,041	1,501,282
Riyad Bank	1,674,054	15,505,128
SABIC Agri-Nutrients Co.	73,449	2,843,631
Saudi Industrial Investment Group	229,316	1,257,796
Saudi Research & Media Group(c)	22,321	1,142,392
Saudi Tadawul Group Holding Co.	29,761	1,373,979
Yanbu National Petrochemical Co.	156,943	1,764,607
		67,764,793
South Africa — 3.0%
African Rainbow Minerals Ltd.	69,649	1,169,088
Anglo American Platinum Ltd.	65,795	6,540,770
Aspen Pharmacare Holdings Ltd.	235,183	1,951,649
Exxaro Resources Ltd.	151,603	1,982,074
Security	Shares	Value

South Africa (continued)
Foschini Group Ltd. (The)	205,244	$1,270,175
Kumba Iron Ore Ltd.	79,880	2,256,705
Mr. Price Group Ltd.	159,247	1,556,446
Nedbank Group Ltd.	285,427	3,773,830
Pepkor Holdings Ltd.(b)	1,026,234	1,307,970
Remgro Ltd.	328,125	2,738,664
		24,547,371
South Korea — 12.0%
AMOREPACIFIC Group	6,296	153,041
BGF retail Co. Ltd.	4,822	756,752
CJ CheilJedang Corp.	5,134	1,537,650
Coway Co. Ltd.	34,318	1,510,911
DB Insurance Co. Ltd.	28,533	1,356,221
Doosan Bobcat Inc.	31,078	850,666
E-MART Inc.	12,963	916,952
F&F Co. Ltd./New	10,688	1,247,760
GS Holdings Corp.	28,805	1,070,653
Hana Financial Group Inc.	191,940	6,564,740
Hankook Tire & Technology Co. Ltd.	46,083	1,203,549
Hyundai Engineering & Construction Co. Ltd.	48,330	1,527,683
Hyundai Glovis Co. Ltd.	11,625	1,577,035
Hyundai Mobis Co. Ltd.	76,228	12,476,886
Kia Corp.	326,733	17,207,034
Kumho Petrochemical Co. Ltd.	11,270	1,296,371
LG Innotek Co. Ltd.	8,804	2,122,623
LG Uplus Corp.	132,647	1,226,223
Meritz Fire & Marine Insurance Co. Ltd.(a)	21,726	767,867
Pan Ocean Co. Ltd.	165,722	677,288
POSCO Holdings Inc.	81,274	18,603,628
S-1 Corp.	10,602	518,566
Samsung Electro-Mechanics Co. Ltd.	69,467	7,604,399
Samsung Electronics Co. Ltd.	287,500	13,814,074
SD Biosensor Inc.	22,411	566,994
		97,155,566
Taiwan — 9.3%
AUO Corp.	4,124,800	2,176,036
Cheng Shin Rubber Industry Co. Ltd.	1,105,000	1,259,125
Compal Electronics Inc.	2,596,000	1,828,097
E Ink Holdings Inc.	530,000	3,177,946
eMemory Technology Inc.	40,000	1,952,159
Innolux Corp.	4,620,930	1,882,490
Lite-On Technology Corp.	1,238,718	2,643,608
momo.com Inc.	40,800	804,918
Nanya Technology Corp.	768,000	1,433,181
Nien Made Enterprise Co. Ltd.	109,000	1,034,778
Pegatron Corp.	1,241,000	2,505,294
Pou Chen Corp.	1,370,000	1,442,949
Synnex Technology International Corp.	827,000	1,572,650
Taiwan Semiconductor Manufacturing Co. Ltd.	2,066,000	33,179,648
United Microelectronics Corp.	9,969,000	15,016,643
Voltronic Power Technology Corp.	12,000	681,052
Winbond Electronics Corp.	1,851,000	1,292,157
Zhen Ding Technology Holding Ltd.	411,000	1,609,668
		75,492,399
Thailand — 1.1%
Bumrungrad Hospital PCL, NVDR	361,400	2,326,324
JMT Network Services PCL, NVDR	407,500	779,879
Krung Thai Bank PCL, NVDR	2,166,400	1,087,177
SCB X PCL, NVS(a)	1,044,800	3,136,990

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Srisawad Corp. PCL, NVDR(a)	459,000	$595,606
Thai Union Group PCL, NVDR	1,775,200	862,436
		8,788,412
Turkey — 1.9%
Akbank TAS	1,934,462	1,796,627
Aselsan Elektronik Sanayi Ve Ticaret AS	193,959	504,930
BIM Birlesik Magazalar AS	282,357	2,037,612
Ford Otomotiv Sanayi AS	63,741	1,521,766
Haci Omer Sabanci Holding AS	632,546	1,438,693
Turk Hava Yollari AO(c)	342,251	2,213,732
Turkiye Is Bankasi AS, Class C	4,340,127	2,442,547
Turkiye Sise ve Cam Fabrikalari AS	854,664	1,802,596
Yapi ve Kredi Bankasi AS	1,833,069	1,185,132
		14,943,635
United Arab Emirates — 0.7%
Abu Dhabi Islamic Bank PJSC	1,066,864	2,795,244
Aldar Properties PJSC	2,388,744	3,100,516
		5,895,760
Total Common Stocks — 99.0%
(Cost: $788,406,147)		800,358,852

Preferred Stocks

Brazil — 0.7%
Itausa SA, Preference Shares, NVS	3,492,858	5,976,967

Total Preferred Stocks — 0.7%
(Cost: $5,933,082)		5,976,967

Total Long-Term Investments — 99.7%
(Cost: $794,339,229)		806,335,819
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,4.06%(f)(g)(h)	8,372,440	$8,373,277
BlackRock Cash Funds: Treasury, SL Agency Shares,3.64%(f)(g)	1,250,000	1,250,000

Total Short-Term Securities — 1.2%
(Cost: $9,621,551)		9,623,277

Total Investments — 100.9%
(Cost: $803,960,780)		815,959,096

Liabilities in Excess of Other Assets — (0.9)%		(7,168,825)

Net Assets — 100.0%		$808,790,271

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,030,754	$—		$(656,369	)(a)	$1,003	$(2,111)	$8,373,277	8,372,440	$9,881	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	550,000	(a)	—		—	—	1,250,000	1,250,000	6,354		—
						$1,003	$(2,111)	$9,623,277		$16,235		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	40	12/16/22	$1,965	$84,695

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$68,877,121	$731,474,334	$7,397	$800,358,852
Preferred Stocks	5,976,967	—	—	5,976,967
Money Market Funds	9,623,277	—	—	9,623,277
	$84,477,365	$731,474,334	$7,397	$815,959,096
Derivative financial instruments(a)
Assets
Futures Contracts	$84,695	$—	$—	$84,695

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company